Remuneration and other benefits paid to the Bank’s directors and senior managers - Share-based Variable Remuneration - Cash Delivery (Details) - Directors - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Remuneration of key personnel
Cash paid, immediate	€ 515	€ 2,172
Cash paid, deferred	2,586	2,308
Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Cash paid, immediate	334	1,302
Cash paid, deferred	1,550	1,383
Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Cash paid, immediate	181	870
Cash paid, deferred	€ 1,037	€ 925